ANNUAL REPORT

 . Pacific Corinthian Variable Separate Account of

   Pacific Life Insurance Company





                                                   [LOGO OF PACIFIC CORINTHIAN]

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of the Pacific Corinthian Variable Separate Account (comprised of Variable Accounts I, II, III, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 1997 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Corinthian Variable Separate Account as of December 31, 1997 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(In thousands)

                                                               Variable    Variable    Variable   Variable    Variable    Variable
                                                               Account      Account    Account     Account    Account     Account
                                                                   I          II         III         IV         VII          IX
                                                              --------------------------------------------------------------------
ASSETS
Investments in Pacific Select Fund:
 Money Market Portfolio (408 shares; cost $4,096) ...........   $4,106
 Equity Portfolio (2,993 shares; cost $40,267) ..............              $71,510
 Bond and Income Portfolio (1,790 shares; cost $20,864) .....                          $23,217
 Government Securities Portfolio (113 shares; cost $1,160) ..                                      $1,222
 Equity Income Portfolio (672 shares; cost $9,467) ..........                                                 $16,453
 Multi-Strategy Portfolio (796 shares; cost $9,483) .........                                                             $12,880
 Managed Bond Portfolio (17 shares; cost $191) ..............
 High Yield Bond Portfolio (30 shares; cost $296) ...........
 Equity Index Portfolio (60 shares; cost $1,417) ............
 International Portfolio (54 shares; cost $792) .............
 Growth LT Portfolio (96 shares; cost $1,458) ...............
Receivables:
 Due from Pacific Life Insurance Company ....................
 Fund shares redeemed .......................................       36         560         344          9          91         143
                                                              --------------------------------------------------------------------
Total Assets.................................................    4,142      72,070      23,561      1,231      16,544      13,023
                                                              --------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ......................       36       1,125         428          9         139         174
 Fund shares purchased ......................................
 Other liabilities ..........................................       19         438         128          5         126          44
                                                              --------------------------------------------------------------------
Total Liabilities ...........................................       55       1,563         556         14         265         218
                                                              --------------------------------------------------------------------
NET ASSETS ..................................................   $4,087     $70,507     $23,005     $1,217     $16,279     $12,805
                                                              --------------------------------------------------------------------

                                                               Variable    Variable    Variable    Variable    Variable
                                                               Account     Account     Account     Account     Account
                                                                  X          XI          XII        XIII         XIV
                                                              --------------------------------------------------------
ASSETS
Investments in Pacific Select Fund:
 Money Market Portfolio (408 shares; cost $4,096) ...........
 Equity Portfolio (2,993 shares; cost $40,267) ..............
 Bond and Income Portfolio (1,790 shares; cost $20,864) .....
 Government Securities Portfolio (113 shares; cost $1,160) ..
 Equity Income Portfolio (672 shares; cost $9,467) ..........
 Multi-Strategy Portfolio (796 shares; cost $9,483) .........
 Managed Bond Portfolio (17 shares; cost $191) ..............     $194
 High Yield Bond Portfolio (30 shares; cost $296) ...........                 $301
 Equity Index Portfolio (60 shares; cost $1,417) ............                           $1,549
 International Portfolio (54 shares; cost $792) .............                                        $878
 Growth LT Portfolio (96 shares; cost $1,458) ...............                                                  $1,653
Receivables:
 Due from Pacific Life Insurance Company ....................                               41
 Fund shares redeemed .......................................                                                       1
                                                              --------------------------------------------------------
Total Assets.................................................      194         301       1,590        878       1,654
                                                              --------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ......................                                                       1
 Fund shares purchased ......................................                               41
 Other liabilities ..........................................        1           1           4          4           7
                                                              --------------------------------------------------------
Total Liabilities ...........................................        1           1          45          4           8
                                                              --------------------------------------------------------
NET ASSETS ..................................................     $193        $300      $1,545       $874      $1,646
                                                              --------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                     Variable      Variable     Variable    Variable    Variable    Variable
                                                     Account        Account      Account     Account     Account    Account
                                                        I             II           III         IV          VII         IX
                                                  ---------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ......................................     $287         $ 3,818       $2,366      $ 71       $1,487      $1,491
                                                  ---------------------------------------------------------------------------
Total Investment Income .........................      287           3,818        2,366        71        1,487       1,491
                                                  ---------------------------------------------------------------------------
EXPENSES
 Mortality and expense risk fees ................       68           1,143          363        16          258         207
 Other operating expenses .......................        1              10            3                     2            2
                                                  ---------------------------------------------------------------------------
Total Expenses ..................................       69           1,153          366        16          260         209
                                                  ---------------------------------------------------------------------------
Net Investment Income ...........................      218           2,665        2,000        55        1,227       1,282
                                                  ---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain from security transactions ...        9          15,642          825         9        3,789       1,803
 Net unrealized appreciation (depreciation)
   on investments ...............................        2          (2,259)       1,360        38          398         (58)
                                                  ---------------------------------------------------------------------------
Net Realized And Unrealized Gain
  On Investments ................................       11          13,383        2,185        47        4,187       1,745
                                                  ---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................     $229         $16,048       $4,185      $102       $5,414      $3,027
                                                  ---------------------------------------------------------------------------

                                                  Variable      Variable        Variable    Variable    Variable
                                                  Account        Account        Account     Account     Account
                                                     X             XI             XII        XIII         XIV
                                                  ---------------------------------------------------------------
INVESTMENT INCOME
 Dividends ......................................     $  5         $    16       $   30      $ 31       $   79
                                                  ---------------------------------------------------------------
Total Investment Income .........................        5              16           30        31           79
                                                  ---------------------------------------------------------------
EXPENSES
 Mortality and expense risk fees ................        1               2            8        10           18
 Other operating expenses .......................
                                                  ---------------------------------------------------------------
Total Expenses ..................................        1               2            8        10           18
                                                  ---------------------------------------------------------------
Net Investment Income ...........................        4              14           22        21           61
                                                  ---------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain from security transactions ...        1               1           73        54          102
 Net unrealized appreciation (depreciation)
   on investments ...............................        1               0           59        (8)          (5)
                                                  ---------------------------------------------------------------
Net Realized And Unrealized Gain
  On Investments ................................        2               1          132        46           97
                                                  ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................     $  6         $    15       $  154      $ 67       $  158
                                                  ---------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                    Variable      Variable      Variable      Variable      Variable      Variable
                                                    Account       Account        Account      Account        Account       Account
                                                       I             II            III           IV            VII           IX
                                                  --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................     $   218     $  2,665       $  2,000     $   55        $  1,227      $ 1,282
 Net realized gain from security transactions ...           9       15,642            825          9           3,789        1,803
 Net unrealized appreciation (depreciation)
   on investments ...............................           2       (2,259)         1,360         38             398          (58)
                                                  -------------------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ......................         229       16,048          4,185        102           5,414        3,027
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in ...................................         609        1,275            468         72             591          341
 Transfers out ..................................      (2,753)     (38,947)       (14,299)      (345)        (10,462)      (8,620)
                                                  -------------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ......................      (2,144)     (37,672)       (13,831)      (273)         (9,871)      (8,279)
                                                  -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........      (1,915)     (21,624)        (9,646)      (171)         (4,457)      (5,252)
                                                  -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................       6,002       92,131         32,651      1,388          20,736       18,057
                                                  -------------------------------------------------------------------------------
 End of Year ....................................     $ 4,087     $ 70,507       $ 23,005     $1,217        $ 16,279      $12,805
                                                  -------------------------------------------------------------------------------

                                                     Variable     Variable     Variable      Variable        Variable
                                                      Account      Account      Account       Account        Account
                                                         X           XI           XII          XIII            XIV
                                                  -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................     $  4        $ 14           $   22      $  21            $   61
 Net realized gain from security transactions ...        1           1               73         54               102
 Net unrealized appreciation (depreciation)
   on investments ...............................        1           0               59         (8)               (5)
                                                  --------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ......................        6          15              154         67               158
                                                  ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in ..................................       167         227            1,203        400               624
 Transfers out .................................       (27)        (27)            (225)      (269)             (560)
                                                  ---------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ......................      140         200              978        131                64
                                                  --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........      146         215            1,132        198               222
                                                  --------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................       47          85              413        676             1,424
                                                  --------------------------------------------------------------------
 End of Year ...................................      $193        $300           $1,545      $ 874            $1,646
                                                  --------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                     Variable     Variable     Variable     Variable     Variable    Variable
                                                     Account      Account      Account      Account      Account     Account
                                                        I            II          III          IV           VII         IX
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ...................     $  207      $ 4,099     $ 1,922       $  106       $   970     $ 1,202
 Net realized gain from security transactions ...          3        2,716         112           16         1,023         496
 Net unrealized appreciation (depreciation)
   on investments ...............................         16       13,454      (2,995)         (99)        1,347         194
                                                  ----------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations ......................        226       20,269        (961)          23         3,340       1,892
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in ...................................      1,293          649          94           40            87          63
 Transfers out ..................................     (1,426)      (7,026)     (4,553)        (662)       (3,114)     (2,388)
                                                  ----------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ......................       (133)      (6,377)     (4,459)        (622)       (3,027)     (2,325)
                                                  ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........         93       13,892      (5,420)        (599)          313        (433)
                                                  ----------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................      5,909       78,239      38,071        1,987        20,423      18,490
                                                  ----------------------------------------------------------------------------
 End of Year ....................................     $6,002      $92,131     $32,651       $1,388       $20,736     $18,057
                                                  ----------------------------------------------------------------------------

                                                     Variable   Variable    Variable     Variable      Variable
                                                     Account    Account     Account      Account       Account
                                                        X         XI          XII         XIII           XIV
                                                  ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ...................     $    5      $     7     $    11       $    8       $    (3)
 Net realized gain from security transactions ...          1                       12            6            50
 Net unrealized appreciation (depreciation)
   on investments ...............................         (7)           1          49           74           109
                                                  ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations ......................         (1)           8          72           88           156
                                                  ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
 Transfers in ...................................          8            9         117          308           646
 Transfers out ..................................        (84)         (10)        (75)         (70)         (186)
                                                  ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ......................        (76)          (1)         42          238           460
                                                  ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........        (77)           7         114          326           616
                                                  ---------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................        124           78         299          350           808
                                                  ---------------------------------------------------------------
 End of Year ....................................     $   47      $    85     $   413       $  676       $ 1,424
                                                  ---------------------------------------------------------------

See Notes to Financial Statements

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial statements of the Pacific Select Fund on A-
66), is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

  PCL, formerly a wholly owned subsidiary of Pacific Life Insurance Company ("Pacific Life"), was a stock life insurance company organized under the laws of the State of California.

  PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

  During the rehabilitation period, the Plan did not allow PCL to accept new premiums nor did it allow the Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers were permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the separate account.

  The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

  The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

 --------------------------------------------------------------
                          Portfolios
                          ----------
    Variable Account I         Money Market Portfolio
    Variable Account II        Equity Portfolio
    Variable Account III       Bond and Income Portfolio
    Variable Account IV        Government Securities Portfolio
    Variable Account VII       Equity Income Portfolio
    Variable Account IX        Multi-Strategy Portfolio
    Variable Account X         Managed Bond Portfolio
    Variable Account XI        High Yield Bond Portfolio
    Variable Account XII       Equity Index Portfolio
    Variable Account XIII      International Portfolio
    Variable Account XIV       Growth LT Portfolio
 --------------------------------------------------------------

  Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDENDS

  During 1997, the Fund has declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

  A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

  An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

  Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

  In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. SELECTED ACCUMULATION UNIT** INFORMATION

  Selected accumulation unit information for the period ended December 31, 1997 were as follows:

                       Accumulation
                        Unit Value
     --------------------------------------------------
                                            Number of
                     At         At             Units
                   Begin-       End         Outstanding
     Variable     ning of       of           At End of
     Accounts       Year       Year            Year
     --------------------------------------------------
        I         $1.819      $1.893         2,159,205
        II         5.208       6.081        11,594,342
       III         3.879       4.458         5,160,440
        IV         1.835       1.985           613,263
       VII         2.053       2.609         6,239,814
        IX         1.865       2.204         5,809,371
        X          1.202       1.306           147,954
        XI         1.266       1.369           219,210
       XII         1.612       2.118           729,232
       XIII        1.328       1.434           609,459
       XIV         1.520       1.667           987,435
     --------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
 Owner's interest in a Variable Account during the Accumulation Period.


                        ------------------------------